Organization (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Feeder [Member]
Entity Incorporation, Date Of Incorporation	Feb. 21, 2006
Subsidiary or Equity Method Investee, Nature of Operations	The Feeder was incorporated on February 21, 2006 under the laws of the Cayman Islands, and invests substantially all its assets in the Fund, which is also incorporated under the laws of the Cayman Islands. The Feeder and the Fund are registered with the Cayman Island Monetary Authority ("CIMA"), under the Mutual Funds Law of the Cayman Islands. The objective of the Fund is to achieve capital appreciation by investing in Latin American debt securities, stock indexes, currencies, and trading derivative instruments.
Parent Entity Ownership Percentage In Subsidiary	98.06%	95.84%
Bladex Representacao Ltda [Member]
Entity Incorporation, Date Of Incorporation	Jan. 07, 2000
Subsidiary or Equity Method Investee, Nature of Operations	Bladex Representacao Ltda., incorporated under the laws of Brazil on January 7, 2000, acts as the Bank's representative office in Brazil.
Parent Entity Ownership Percentage In Subsidiary	99.999%
Maximum Equity Interest Held By Any Registered Owner	0.001%
Bladex Holdings Inc [Member]
Entity Incorporation, Date Of Incorporation	May 30, 2000
Subsidiary or Equity Method Investee, Nature of Operations	Bladex Holdings Inc. exercises control over Bladex Asset Management Inc., incorporated on May 24, 2006, under the laws of the State of Delaware, USA, which serves as investment manager for Bladex Offshore Feeder Fund (the "Feeder") and Bladex Capital Growth Fund (the "Fund")
Bladex Latam Fundo de Investimento Multimercado [Member]
Entity Incorporation, Date Of Incorporation	Jul. 26, 2011
Subsidiary or Equity Method Investee, Nature of Operations	The objective of Bladex Latam Fundo de Investimento Multimercado (the "Brazilian Fund") is to achieve capital gains by dealing in the interest, currency, securities, commodities and debt markets, and by trading instruments available in the spot and derivative markets
Parent Entity Ownership Percentage In Subsidiary	82.90%	91.99%
BLX Brazil Ltd [Member]
Entity Incorporation, Date Of Incorporation	Oct. 05, 2010
Parent Entity Ownership Percentage In Subsidiary	99.80%
New York Agency [Member]
Entity Incorporation, Date Of Incorporation	Mar. 27, 1989
Subsidiary or Equity Method Investee, Nature of Operations	The New York Agency is principally engaged in financing transactions related to international trade, mostly the confirmation and financing of letters of credit for customers of the Region. The New York Agency is also licensed by the State of New York Banking Department, USA, to operate an International Banking Facility ("IBF").
BCG PA LLC [Member]
Parent Entity Ownership Percentage In Subsidiary	50.00%
Bladex Head Office [Member] | Bladex Holdings Inc [Member]
Parent Entity Ownership Percentage In Subsidiary	100.00%
Bladex Head Office [Member] | Bladex Asset Management Brazil [Member]
Parent Entity Ownership Percentage In Subsidiary	99.9999%
Bladex Asset Management Inc [Member] | Bladex Asset Management Brazil [Member]
Parent Entity Ownership Percentage In Subsidiary	0.0001%